Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2024
Payables and Accruals [Abstract]
Accrued Expenses and Other Current Liabilities

9. Accrued Expenses and Other Current Liabilities

Components of accrued expenses and other current liabilities are as follows as of March 31:

	As of March 31,
	2024	2023
	USD	USD

Accruals for operating expenses	129,868	83,351
Other payables	6,923	-
Total	136,791	83,351